SCHEDULE OF LONG-TERM LOANS BORROWED FROM BANKS AND OTHER FINANCIAL INSTITUTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023 JPY (¥)
Line of Credit Facility [Line Items]
Loan amount	$ 4,200,000
Aggregate outstanding principal balances	2,903,031	$ 3,313,861
Less: current portion	(160,811)	(54,624)
Non-current portion	$ 2,742,220	3,259,237
Mizuho Bank Ltd [Member] | Debt One [Member]
Line of Credit Facility [Line Items]
Loan amount | ¥			¥ 40,000,000
Loan Duration, start date	Jan. 22, 2021
Loan Duration, end date	Jan. 22, 2028
Annual Interest Rate	0.00%		0.00%
Aggregate outstanding principal balances	$ 267,684	303,467
Mizuho Bank Ltd [Member] | Debt Two [Member]
Line of Credit Facility [Line Items]
Loan amount | ¥			¥ 60,000,000
Loan Duration, start date	Jan. 22, 2021
Loan Duration, end date	Jan. 22, 2028
Annual Interest Rate	0.00%		0.00%
Aggregate outstanding principal balances	$ 401,526	455,201
Mizuho Bank Ltd [Member] | Debt Three [Member]
Line of Credit Facility [Line Items]
Loan amount | ¥			¥ 50,000,000
Loan Duration, start date	Jan. 22, 2021
Loan Duration, end date	Jan. 22, 2028
Annual Interest Rate	1.70%		1.70%
Aggregate outstanding principal balances	$ 334,605	379,334
Japan Finance Corporation [Member] | Debt One [Member]
Line of Credit Facility [Line Items]
Loan amount | ¥			¥ 50,000,000
Loan Duration, start date	Dec. 29, 2020
Loan Duration, end date	Dec. 31, 2027
Annual Interest Rate	1.11%		1.11%
Aggregate outstanding principal balances	$ 334,605	279,190
Japan Finance Corporation [Member] | Debt Two [Member]
Line of Credit Facility [Line Items]
Loan amount | ¥			¥ 226,600,000
Loan Duration, start date	Dec. 29, 2020
Loan Duration, end date	Jan. 31, 2026
Annual Interest Rate	0.50%		0.50%
Aggregate outstanding principal balances	$ 1,564,611	$ 1,896,669